ORGANIZATION AND PRINCIPAL ACTIVITIES - FINANCIAL PERFORMANCE AND CASH FLOWS OF THE VIES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Revenue	[1]	$ 657,446	¥ 4,564,650	¥ 3,773,877	[2]	¥ 1,858,182	[2]
Cost of revenues	[1]	222,356	1,543,817	956,353	[2]	438,661	[2]
Net income (loss)		(11,598)	(80,525)	176,347	[2]	68,317	[2]
Net cash provided by operating activities		57,259	397,551	948,487	[3]	359,222	[3]
Net cash used in investing activities		(141,551)	(982,803)	(341,439)	[3]	(1,109,623)	[3]
Net cash provided by financing activities		14,903	103,475	81,627	[3]	1,313,567	[3]
VIEs
Revenue		74,597	517,926	1,817,642		1,536,443
Cost of revenues		49,399	342,979	1,338,932		596,371
Net income (loss)		(1,106)	(7,680)	(43,325)		13,847
Net cash provided by operating activities		(9,389)	(65,187)	110,090		188,513
Net cash used in investing activities		$ (6,120)	¥ (42,489)	(31,043)		(267,346)
Net cash provided by financing activities				¥ (588)		¥ 6,750

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows:year ended December 31, 201420152016 (As adjusted) (a)(As adjusted) (a)RMBRMBRMBUS$ Revenues 82,191 307,986 155,849 22,447Cost of revenues (19,317) (20,932) (58,118) (8,371)Research and development (5,942) (6,448) (4,788) (690)Selling and marketing (27,379) (108,422) (76,933) (11,081)General and administrative (5,158) (5,072) (25,620) (3,690)Details of the related party transactions are set out in note 16(b) to the consolidated financial statements.
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)
[3]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)